Schedule I - Summary of Investments - Other Than Investments in Affiliates	12 Months Ended
Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other Than Investments in Affiliates
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN AFFILIATES
($ in millions)

	As of December 31, 2013
Type of Investment	Cost	Fair Value	Amount at which shown on Balance Sheet
Fixed maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$3,714	$3,728	$3,728
States, municipalities and political subdivisions	988	965	965
Foreign governments	1,267	1,177	1,177
Public utilities	3,368	3,579	3,579
All other corporate bonds	12,545	13,338	13,338
All other mortgage-backed and asset-backed securities	5,306	5,376	5,376
Total fixed maturities, available-for-sale	27,188	28,163	28,163
Fixed maturities, at fair value using fair value option	901	791	791
Total fixed maturities	28,089	28,954	28,954
Equity securities
Common stocks
Industrial, miscellaneous and all other	241	254	254
Non-redeemable preferred stocks	121	118	118
Total equity securities, available-for-sale	362	372	372
Equity securities, trading	10	12	12
Total equity securities	372	384	384
Mortgage loans	3,470	3,519	3,470
Policy loans	1,416	1,476	1,416
Investments in partnerships and trusts	1,329	1,329	1,329
Futures, options and miscellaneous	927	270	270
Short-term investments	1,960	1,952	1,952
Total investments	$37,563	$37,884	$37,775